Offerings - Offering: 1	Aug. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	12,790,350
Proposed Maximum Offering Price per Unit	17.50
Maximum Aggregate Offering Price	$ 223,831,125.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,911.08
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-8 (the "Registration Statement") to which this exhibit relates shall also cover any additional shares of common stock, par value $0.001 per share ("Common Stock") of Lyntris Inc. (the "Registrant") that become issuable under the Lyntris Inc. 2026 Stock Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. (2) Represents the 12,790,350 shares of Common Stock of the Company reserved and available for issuance under the Plan. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act, based on the initial public offering price of Common Stock of $17.50, as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-297657), as amended, which was declared effective on August 18, 2026.